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                                                                October 11, 2006

VIA EDGAR

US Securities and Exchange Commission
100 F Street
Washington, D.C. 20549

            Re:         Sysview Technology, Inc. - Form SB-2

Ladies/Gentlemen:

            We hereby submit on behalf of our client, Sysview Technology, Inc., a registration statement on Form SB-2. Please feel free to contact us with any questions or comments you may have.


                                                   Very truly yours,

                                                   /s/ Jody R. Samuels
                                                   --------------------
                                                   Jody R. Samuels